Related Party Transactions - Dolan Falconer (Details) - USD ($)	Jun. 01, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Related party expenses		$ 1,512,855	$ 885,041	$ 750,872
Fully vested units	248,260
Series C
Related Party Transactions
Fully vested units	248,260
Related party | Dolan Falconer
Related Party Transactions
Deferred compensation		$ 721,987	697,422	840,134
Related party expenses			$ 188,136	$ 132,732
Related party | Dolan Falconer | Series C
Related Party Transactions
Accelerated vesting of remaining unvested membership interests previously approved (in percent)	2.25%
Fully vested units	248,260
Price per unit	$ 0.41
Total value of units	$ 101,787